Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Components of Revenues

	For the years ended December 31,

	2023	2024	2025
	RMB	RMB	RMB
Net revenues:	12,002,323	10,562,971	10,367,096
Less:
Revenue Sharing	(6,079,947)	(5,496,231)	(5,459,117)
Other cost of revenues	(945,447)	(951,110)	(987,502)
Research and development	(884,590)	(804,425)	(779,449)
Sales and marketing	(1,414,949)	(1,329,780)	(1,368,658)
General and administrative	(502,479)	(507,658)	(455,393)
Interest expense	(62,223)	(127,846)	(72,438)
Income tax expenses	(630,023)	(845,022)	(842,869)
Other segment items (note)	469,030	538,674	404,855

Net income	1,951,695	1,039,573	806,525

Interest Income, Share of (Loss) Income on Equity Method Investment and Depreciation and Amortization Expense
The following table presents interest income, share of (loss) income on equity method investments and depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest income	436,253	510,964	374,466
Share of (loss) income on equity method investments	(70,643)	59,216	(12,879)
Depreciation and amortization expenses	79,608	58,733	81,815

Revenue from External Customers by Geographic Areas
The following table presents revenues by geographic area based on the addresses of the Group’s users:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	11,203,978	9,392,079	8,367,094
Overseas	798,345	1,170,892	2,000,002

Total	12,002,323	10,562,971	10,367,096

Long-Lived Assets by Geographic Areas
The following table sets forth the Group’s long-lived assets by geographic area, which consist of property and equipment, net and operating lease right of-use
assets:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Chinese mainland	1,101,560	1,127,317
Singapore	5,173	331,204
Rest of the World	42,472	80,308

Total	1,149,205	1,538,829